Note 13 - Income Taxes - Non-capital Tax Losses Expiration (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Statement Line Items [Line Items]
Non-capital tax losses	$ 14,886,000	$ 14,572,000
Non-capital losses carried forward [member]
Statement Line Items [Line Items]
Non-capital tax losses	9,381,000	$ 9,067,000
Non-capital losses carried forward [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	9,381,000
Non-capital losses carried forward [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than ten years and not later than eleven years [member]
Statement Line Items [Line Items]
Non-capital tax losses	50,000
Non-capital losses carried forward [member] | Later than ten years and not later than eleven years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	50,000
Non-capital losses carried forward [member] | Later than ten years and not later than eleven years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than eleven years and not later than twelve years [member]
Statement Line Items [Line Items]
Non-capital tax losses	150,000
Non-capital losses carried forward [member] | Later than eleven years and not later than twelve years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	150,000
Non-capital losses carried forward [member] | Later than eleven years and not later than twelve years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than twelve years and not later than thirteen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	871,000
Non-capital losses carried forward [member] | Later than twelve years and not later than thirteen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	871,000
Non-capital losses carried forward [member] | Later than twelve years and not later than thirteen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than thirteen years and not later than fourteen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	1,899,000
Non-capital losses carried forward [member] | Later than thirteen years and not later than fourteen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	1,899,000
Non-capital losses carried forward [member] | Later than thirteen years and not later than fourteen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than fourteen years and not later than fifteen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	2,229,000
Non-capital losses carried forward [member] | Later than fourteen years and not later than fifteen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	2,229,000
Non-capital losses carried forward [member] | Later than fourteen years and not later than fifteen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than fifteen years and not later than sixteen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	1,843,000
Non-capital losses carried forward [member] | Later than fifteen years and not later than sixteen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	1,843,000
Non-capital losses carried forward [member] | Later than fifteen years and not later than sixteen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than sixteen years and not later than seventeen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	704,000
Non-capital losses carried forward [member] | Later than sixteen years and not later than seventeen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	704,000
Non-capital losses carried forward [member] | Later than sixteen years and not later than seventeen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than seventeen years and not later than eighteen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	486,000
Non-capital losses carried forward [member] | Later than seventeen years and not later than eighteen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	486,000
Non-capital losses carried forward [member] | Later than seventeen years and not later than eighteen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than eighteen years and not later than nineteen years [member]
Statement Line Items [Line Items]
Non-capital tax losses	310,000
Non-capital losses carried forward [member] | Later than eighteen years and not later than nineteen years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	310,000
Non-capital losses carried forward [member] | Later than eighteen years and not later than nineteen years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than nineteen years and not later than twenty years [member]
Statement Line Items [Line Items]
Non-capital tax losses	173,000
Non-capital losses carried forward [member] | Later than nineteen years and not later than twenty years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	173,000
Non-capital losses carried forward [member] | Later than nineteen years and not later than twenty years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than twenty years and not later than twenty-one years [member]
Statement Line Items [Line Items]
Non-capital tax losses	352,000
Non-capital losses carried forward [member] | Later than twenty years and not later than twenty-one years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	352,000
Non-capital losses carried forward [member] | Later than twenty years and not later than twenty-one years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses
Non-capital losses carried forward [member] | Later than twenty-one years and not later than twenty-two years [member]
Statement Line Items [Line Items]
Non-capital tax losses	314,000
Non-capital losses carried forward [member] | Later than twenty-one years and not later than twenty-two years [member] | Country of domicile [member]
Statement Line Items [Line Items]
Non-capital tax losses	314,000
Non-capital losses carried forward [member] | Later than twenty-one years and not later than twenty-two years [member] | Foreign countries [member]
Statement Line Items [Line Items]
Non-capital tax losses